Sep. 27, 2018
KOPERNIK GLOBAL ALL-CAP FUND

The Advisors' Inner Circle Fund II

Kopernik Global All-Cap Fund

Kopernik International Fund

(together, the "Funds")

Supplement Dated September 27, 2018

to the

Summary Prospectus of the Kopernik International Fund (the "Summary Prospectus")

and Statutory Prospectus of the Funds (the "Statutory Prospectus"),

each dated March 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Statutory Prospectus and should be read in conjunction with the Summary Prospectus and Statutory Prospectus.

The Board of Trustees of The Advisors' Inner Circle Fund II has approved: (1) the elimination of sales charges imposed upon purchases and redemptions of Class A Shares of the Kopernik International Fund; (2) the re-designation of Class A Shares of the Kopernik International Fund as Investor Class Shares; and (3) a change in the principal investment strategy of the Kopernik International Fund. Accordingly, effective immediately, each of the Summary Prospectus and Statutory Prospectus is hereby amended as follows:

A.       Amendments to Both the Summary Prospectus and Statutory Prospectus.

1.       Each sentence that discloses that Class A Shares of the Kopernik International Fund are not available for purchase is deleted.

2.       All references to "Class A Shares" used in connection with being offered by the Kopernik International Fund are deleted and replaced with "Investor Class Shares." Except as otherwise amended by this Supplement, no reference in the Statutory Prospectus to Class A Shares used in connection with being offered by the Kopernik Global All-Cap Fund is amended.

3.       In the "Fund Fees and Expenses" section, the chart entitled "Shareholder Fees (fees paid directly from your investment)" and the paragraph that precedes it are deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares or Class I Shares of the Fund.

4.       In the "Fund Fees and Expenses - Example" section, the table is deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$137	$533	$954	$2,128
Class I Shares	$112	$456	$824	$1,858

5.       In the "Principal Investment Strategies" section, the following is added at the end of the fourth paragraph:

When the Adviser believes that market conditions are unfavorable to its style of investing, or is otherwise unable to locate attractive investment opportunities, the Fund may hold a higher level of cash or money market instruments. Due to a larger percentage of such holdings, the Fund may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in equity securities

6.       In the "Performance Information" section, the second paragraph is deleted and replaced with the following:

Prior to the date of this prospectus, Investor Class Shares of the Fund had not commenced operations and therefore do not have performance history for a full calendar year. Investor Class Shares of the Fund would have substantially similar performance as Class I Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that the fees and expenses of Investor Class Shares are higher than the fees and expenses of Class I Shares, in which case the returns for Investor Class Shares would be lower than those of Class I Shares.

B.       Amendments to the Statutory Prospectus Only.

7.       In the "Purchasing, Selling and Exchanging Fund Shares" section, the first paragraph is deleted and replaced with the following:

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares, Investor Class Shares and Class I Shares of the Funds.

8.       In the "Purchasing, Selling and Exchanging Fund Shares - How to Choose a Share Class" section, the first paragraph is deleted and replaced with the following:

Each Fund offers two classes of shares to investors. The Global All-Cap Fund offers Class A Shares and Class I Shares, and the International Fund offers Investor Class Shares and Class I Shares. Each share class has its own shareholder eligibility criteria, investment minimums, cost structure and other features. The following summarizes the primary features of each share class. Contact your financial intermediary or the Funds for more information about the Funds' share classes and how to choose between them.

9.       In the "Purchasing, Selling and Exchanging Fund Shares - How to Choose a Share Class" section, the following is added as a new, second row in the chart:

Class Name	Investment Minimums	Fees and Sales Charges
Investor Class	Initial: $3,000 Subsequent: $250	Front End Sales Charge: None 12b-1 Fee: 0.25% CDSC: None

10.       In the "Purchasing, Selling and Exchanging Fund Shares - How to Choose a Share Class" section, the first sentence of the second paragraph following the chart is deleted and replaced with the following:

Class A Shares, Investor Class Shares and Class I Shares are offered to investors who purchase shares directly from the Funds or through certain financial intermediaries such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class.

11.       In the "Purchasing, Selling and Exchanging Fund Shares - How to Choose a Share Class" section, the third paragraph following the chart is deleted and replaced with the following:

As discussed below, the Global All-Cap Fund's Class A Shares are not subject to front-end sales charges with a minimum initial investment of $1,000,000. If you are eligible to purchase either Class I Shares or Class A Shares without a sales charge, you should be aware of the differences between these two Classes of Shares. Class A Shares are subject to a 12b-1 distribution and service fee to compensate financial advisors and intermediaries for their efforts in connection with the sale and distribution of Fund shares and for ongoing account services provided to you. Class I Shares are not subject to a Rule 12b-1 distribution and service fee and, consequently, holders of Class I Shares may not receive the same types or levels of service from financial advisors and intermediaries as the holders of Class A Shares. In choosing between Class A Shares and Class I Shares, you should consult your financial intermediary with respect to the services to be provided to you as an investor in Class A Shares and weigh the benefits of such services against the 12b-1 distribution and service fee imposed upon Class A Shares. Although Class I Shares may not be offered by your financial intermediary, you can purchase Class I Shares directly from the Fund.

12.       In the "Purchasing, Selling and Exchanging Fund Shares - Sales Charges" section, the following is added as a new, first paragraph:

This section provides you with information about the sales charges to which Class A Shares of the Global All-Cap Fund are subject.

13.       In the "Purchasing, Selling and Exchanging Fund Shares - Sales Charges" section of, and Appendix A to, the Statutory Prospectus, all references to sales charges being applicable to more than one Fund are deleted and replaced with references to the Global All-Cap Fund.

14.       The paragraph in the "Purchasing, Selling and Exchanging Fund Shares - Involuntary Redemptions of Your Shares" section is deleted and replaced with the following:

Unless otherwise agreed between the Funds and your broker or other financial intermediary, if you hold Class A Shares, Investor Class Shares or Class I Shares and your account balance drops below $1,500, $1,500 or $250,000, respectively, because of redemptions, you may be required to sell your shares. The Funds will provide you at least 60 days' written notice to give you time to add to your account and avoid the need to sell your shares. The minimum required account balance for an investment of Class A Shares, Investor Class Shares or Class I Shares may be waived in the Funds' sole discretion.

15.       The paragraph in the "Payments to Financial Intermediaries – Distribution Plan" section is deleted and replaced with the following:

The Funds have adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Class A Shares and Investor Class Shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Class A Shares or Investor Class Shares of a Fund is 0.25%.

Please retain this supplement for future reference.

KGI-SK-005-0100

The Advisors' Inner Circle Fund II

Kopernik Global All-Cap Fund

Kopernik International Fund

Supplement Dated September 27, 2018

to the

Statement of Additional Information

dated March 1, 2018 (the "SAI")

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The Board of Trustees of The Advisors' Inner Circle Fund II has approved: (1) the elimination of sales charges imposed upon purchases and redemptions of Class A Shares of the Kopernik International Fund; (2) the re-designation of Class A Shares of the Kopernik International Fund as Investor Class Shares; and (3) a change in the principal investment strategy of the Kopernik International Fund. Accordingly, effective immediately, the SAI is hereby amended as follows:

1.       Each sentence that discloses that Class A Shares of the Kopernik International Fund are not available for purchase is deleted.

2.       All references to "Class A Shares" used in connection with being offered by the Kopernik International Fund are deleted and replaced with "Investor Class Shares." Except as otherwise amended by this Supplement, no reference to Class A Shares used in connection with being offered by the Kopernik Global All-Cap Fund is amended.

3.       The first sentence of "The Trust - Description of Multiple Classes of Shares" section is deleted and replaced with the following:

The Trust is authorized to offer shares of the Kopernik Global All-Cap Fund in Class A Shares and Class I Shares and shares of the Kopernik International Fund in Investor Class Shares and Class I Shares.

4.       The chart in the "The Adviser - Contractual Expense Limitation" section is deleted and replaced with the following:

Fund	Class A Shares	Investor Class Shares	Class I Shares
Kopernik Global All-Cap Fund	1.35%	N/A	1.10%
Kopernik International Fund	N/A	1.35%[1]	1.10%[2]

5.       In the "Payments to Financial Intermediaries – Distribution Plan" section, the phrase "and Investor Class Shares" is insert immediately following each reference to "Class A Shares."

6.       The first sentence of the paragraph in the "Payments to Financial Intermediaries – Dealer Reallowances" section is deleted and replaced with the following:

Class A Shares of the Kopernik Global All-Cap Fund are sold subject to a front-end sales charge as described in the Prospectus.

Please retain this supplement for future reference.

KGI-SK-005-0100